Other assets-Other / Other liabilities - Schedule of Changes in Goodwill within Other Assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 92,500	¥ 85,273
Accumulated Impairment, Beginning of year		(14,763)	(11,031)
Net carrying amount, Beginning of year		77,737	74,242
Impairment, Changes during year	[1]	(3,188)	(2,840)
Other, Changes during year	[2]	11,641	6,335
Gross carrying amount, End of year		104,141	92,500
Accumulated Impairment, End of year		(17,951)	(14,763)
Net carrying amount, End of year		86,190	77,737
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		85,951	79,249
Accumulated Impairment, Beginning of year		(11,817)	(11,031)
Net carrying amount, Beginning of year		¥ 74,134	¥ 68,218
Impairment, Changes during year
Other, Changes during year	[2]	¥ 11,578	¥ 5,916
Gross carrying amount, End of year		97,529	85,951
Accumulated Impairment, End of year		(11,817)	(11,817)
Net carrying amount, End of year		85,712	74,134
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		6,549	¥ 6,024
Accumulated Impairment, Beginning of year		(2,946)
Net carrying amount, Beginning of year		3,603	¥ 6,024
Impairment, Changes during year	[1]	(3,188)	(2,840)
Other, Changes during year	[2]	63	419
Gross carrying amount, End of year		6,612	6,549
Accumulated Impairment, End of year		(6,134)	(2,946)
Net carrying amount, End of year		¥ 478	¥ 3,603

[1]	For the years ended March 31, 2014 and 2015, Nomura recognized goodwill impairment losses of \2,840 million and \3,188 million respectively, within Other in Nomura's segment information. These are due to a decline in the fair value of a reporting unit caused by decreases in expected cash flows arising from changes in the economic environment. These impairment losses were recorded within Non-interest expenses-Other in the consolidated statements of income. The fair values were determined using DCF valuation techniques.
[2]	Includes currency translation adjustments.